Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Apr. 30, 2018
Registrant Name	CALDWELL & ORKIN FUNDS INC
Central Index Key	0000864230
Amendment Flag	false
Document Creation Date	Jan. 30, 2019
Document Effective Date	Jan. 30, 2019
Prospectus Date	Aug. 28, 2018